2. Summary of Significant Accounting Policies (Tables)	3 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Level 1 $	Level 2 $	Level 3 $	Total gains and (losses)
Derivative liabilities	–	–	715,385	(320,100)

Total	–	–	715,385	(320,100)